Net exchange rate gains/(losses)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Net exchange rate gains (losses)
37	Net exchange rate gains/(losses)
Net exchange rate gains/(losses) are analysed as follows:

	2019	2018	2017
Net realised gains/(losses) on derivative instruments	(737)	(906)	1,912
Net realised gains/(losses) on trade receivables and payables	1,600	3,353	445

Total net realised gains (a)	863	2,447	2,357

Net unrealised gains/(losses) on derivative instruments	(638)	(57)	943
Net unrealised gains/(losses) on trade receivables and payables	(531)	(5,437)	(48)
Net unrealised gains/(losses) on non-monetary assets	(2,034)	(867)	(2,219)

Total net unrealised losses (b)	(3,203)	(6,361)	(1,324)

Total realised and unrealised exchange rate gains/(losses) (a+b)	(2,340)	(3,914)	1,033

“Net unrealised gains/(losses) on
non-monetary
assets” refers to the remeasurement of
non-monetary
assets of the subsidiaries Italsofa Romania and Natuzzi China, since such entities have the same functional currency of the Parent, namely the Euro.